Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Liabilities [Abstract]
Schedule of composition of other current liabilities
The composition of other current liabilities as of 31 December 2023 and 2022 is as follows:

	2023	2022
Unpaid salary and salary related expenses	31,340	15,620
Accrued interest	3,333	2,249
Accrued vacation leave	6,075	5,025
Employee incentive plan	659	12,433
Accrued expenses	21,313	18,720
	62,720	54,047